SHARE-BASED COMPENSATION - Modifications to the unvested restricted share units previously granted (Details) ¥ in Thousands		1 Months Ended			12 Months Ended
	Jul. 22, 2023 CNY (¥) item shares	Aug. 31, 2023 shares	Aug. 31, 2022 shares	Aug. 31, 2021 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | ¥	¥ 204,946
Modification pertained recipients | item	1,124
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted share units					48,996,888	38,534,512	28,930,720	31,018,768
Granted (in shares)					31,194,120	21,948,320	12,107,888
Forfeited (in shares)					15,943,658	7,328,536	1,563,832
Restricted shares | Employees, officers and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		21,918,552	21,488,048	11,929,608
Restricted share units in the modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	8,239,864				8,239,864
Forfeited (in shares)	9,820,069				9,820,069